Employee Benefit Plans (Details) $ in Millions	12 Months Ended
	Feb. 26, 2022 USD ($) plan	Feb. 27, 2021 USD ($)	Feb. 29, 2020 USD ($)
Defined Benefit Plan, Plan Assets, Category [Line Items]
Number of defined contribution plans | plan	3
Defined contribution plan match	$ 6.2	$ 10.6	$ 13.7
Plan assets, contributions by employer	5.1
Partial settlement of divested plan recorded within loss on sale of businesses		2.1
Other comprehensive (income) loss, after tax		8.4
Other comprehensive (income) loss, tax		3.0
Defined benefit pension plan liability		$ 3.6
Gain (loss) on disposition of business
Defined Benefit Plan, Plan Assets, Category [Line Items]
Net periodic benefit cost (credit)	$ 13.5